UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04375

Name of Fund: BlackRock Multi-State Municipal Series Trust

BlackRock New Jersey Municipal Bond Fund

BlackRock New York Municipal Opportunities Fund (formerly, BlackRock New York Municipal Bond Fund)

BlackRock Pennsylvania Municipal Bond Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock Multi-State Municipal Series Trust, 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end:

BlackRock New Jersey Municipal Bond Fund - 05/31

BlackRock New York Municipal Opportunities Fund (formerly, BlackRock New York Municipal Bond Fund) - 06/30

BlackRock Pennsylvania Municipal Bond Fund - 05/31

Date of reporting period: 07/01/2014 – 06/30/2015

Item 1 – Proxy Voting Record – There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended June 30, 2015 with respect to which the registrant was entitled to vote.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-04375
Reporting Period: 07/01/2014 - 06/30/2015
BlackRock Multi-State Municipal Series Trust

=================== BlackRock New Jersey Municipal Bond Fund ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=============== BlackRock New York Municipal Opportunities Fund ================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================== BlackRock Pennsylvania Municipal Bond Fund ==================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Multi-State Municipal Series Trust

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
BlackRock Multi-State Municipal Series Trust

Date:	August 26, 2015